Schedule of calculation of basic and diluted net income per share (Details)	6 Months Ended
	Oct. 31, 2025 USD ($) $ / shares shares	Oct. 31, 2025 SGD ($) $ / shares shares	Oct. 31, 2024 SGD ($) $ / shares shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss available to common stockholders	$ (1,156,784)	$ (1,505,248)	$ (2,019,092)	[1]
Weighted average ordinary shares outstanding - basic	25,727,001	25,727,001	25,598,876	[1]
Weighted average ordinary shares outstanding - diluted	25,727,001	25,727,001	25,598,876	[1]
Loss per common share - basic | (per share)	$ (0.04)	$ (0.06)	$ (0.08)	[1]
Loss per common share - diluted | (per share)	$ (0.04)	$ (0.06)	$ (0.08)	[1]
Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average ordinary shares outstanding - basic	25,727,001	25,727,001	25,598,876
Weighted average ordinary shares outstanding - diluted	25,727,001	25,727,001	25,598,876
Common Class B [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average ordinary shares outstanding - basic	25,727,001	25,727,001	25,598,876
Weighted average ordinary shares outstanding - diluted	25,727,001	25,727,001	25,598,876

[1]	Comparative amounts of S$72,914 were reclassified from costs of goods sold to employee benefits expenses (S$63,287) and other operating expenses (S$9,627) for consistency in presentation. Since the amounts were reclassification within costs of goods sold and operating expenses, the reclassification does not have any impact on the net loss.